Operations (Tables)	12 Months Ended
Dec. 31, 2016
Brokers and Dealers [Abstract]
Schedule of Due to (from) Broker-Dealers and Clearing Organizations [Table Text Block]
“Commission and fees” included the following across each class of units (1):

Recipient	Nature of Payment	Class A Units	Class B Units	Class C Units	Class D Units (2)
Managing Owner	Managing Owner Fee	0.50%	0.50%	0.50%	0.50%
Selling Agents	Selling Commission	2.00%	0.00%	0.00%	2.00%
Selling Agents	Selling Commission (initial sales charge) (3)	0.00%	0.00%	0.00%	2.00%
Managing Owner	Wholesale Fee (4)	0.00%	0.00%	0.35%	0.35%
Clearing Broker	Clearing, NFA and exchange fees (approximately) (5)	1.75%	1.75%	1.75%	1.75%

		4.25%	2.25%	2.60%	6.60%